UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2

ANNUAL NOTICE OF SECURITIES SOLD

PURSUANT TO RULE 24F-2

Read instructions at end of Form before preparing Form.
1.	Name and address of issuer:

Natixis Funds Trust I
399 Boylston Street
Boston, Massachusetts 02116

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
of the issuer, check the box but do not list series or classes):   [  ]

  CGM Advisor Targeted Equity Fund
  Westpeak 130/30 Growth Fund
  Natixis U.S. Diversified Portfolio
  Hansberger International Fund
  Vaughan Nelson Small Cap Value Fund
  Natixis Income Diversified Portfolio


3.	Investment Company Act File Number:
811-04323

Securities Act File Number:	2-98326


4(a).	Last day of fiscal year for which this Form is filed: December 31, 2008

4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year
pursuant to section 24(f):                              $1,058,040,189

(ii)	Aggregate price of securities redeemed or repurchased
during the fiscal year:                                 $550,559,675

(iii)	Aggregate price of securities redeemed or repurchased
during any prior fiscal year ending no earlier than
October 11, 1995 that were not previously used to reduce
registration fees payable to the Commission:            $2,556,943,775

(iv)	Total available redemption credits
[add items 5(ii) and 5(iii)]:                          -$3,107,503,450

(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:                   $0

(vi)	Redemption credits available for use in future years
-  if Item 5(i)  is less than Item 5(iv)  [subtract Item  5(iv) from Item 5(i)]:
                                                       $(2,049,463,261)


(vii)	Multiplier for determining registration fee (See
Instruction C.9):                                       x 0.0000558

(viii)	Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee is due):                   =$ 0__
6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.	Interest due - if this Form is being filed more than 90 days after the end
of the issuer's fiscal year (see Instruction D):            + $0

8.	Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:                                 =$0

9.	Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:

Method of Delivery:
[  ]	Wire Transfer
[  ]	Mail or other means



SIGNATURES


	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)      ___/s/  John Sgroi_____________________
                              ___John Sgroi, Assistant Treasurer_ _____

Date: 03/24/2009


	  Please print the name and title of the signing officer below the signature.